Basis of Presentation (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 08, 2022	Mar. 31, 2022	Dec. 31, 2022
Basis of Presentation (Details) [Line Items]
Working Capital Deficit		$ 8.5	$ 7.8
Unrestricted cash available to fund future operations		$ 0.9	$ 0.9
Common Stock [Member]
Basis of Presentation (Details) [Line Items]
Reverse stock split, ratio	20-for-1